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Pamela M. Krill
Associate General Counsel
Office of General Counsel
Phone: 608/231-8365
Fax: 608/236-8365
E-mail: pam.krill@cunamutual.com

                                        November 30, 2007

U.S Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re:  Ultra Series Fund (the "Registrant")
          Definitive Proxy Statement - 14A
          File Nos. 811-04815 and 002-87775

Commissioners:

     On behalf of the Ultra Series Fund (the "Trust"), a registered management investment company and EDGAR filer on Form N-1A, this Definitive Proxy Statement 14A is being submitted via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act.

     If you have any questions, please do not hesitate to contact the undersigned at (608) 231-8365. Thank you.

                                        Very truly yours,


                                        /s/ Pamela M. Krill

                                        Pamela M. Krill
                                        Associate General Counsel